Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity

17. Stockholders’ Equity

Common Stock — The changes in common stock shares outstanding and treasury shares for the three months ended March 31, 2012 were as follows:

New common stock shares outstanding:
Outstanding at December 31, 2011	15,076,691
Stock-based compensation	8,443
Shares issued for warrants exercised	3,676
Claims	5

Balance at March 31, 2012	15,088,815

New common stock held as treasury shares:
Balance at December 31, 2011	94,513
Stock-based compensation	3,790

Balance at March 31, 2012	98,303

Warrants — As part of its emergence from bankruptcy, the Company authorized 544,041 Series A Warrants and 672,175 Series B Warrants. As of March 31, 2012, the Company had outstanding Series A Warrants to purchase 459,419 ordinary shares at an exercise price of $62.13 per ordinary share issued and outstanding and Series B Warrants to purchase 590,678 ordinary shares at an exercise price of $68.56 per ordinary share issued and outstanding. The warrants have anti-dilution protection for in-kind stock dividends, stock splits, stock combinations and similar transactions and may be exercised at any time during the period from February 14, 2011 to the close of business on February 14, 2018.

23. Stockholders’ Equity

Upon emergence from bankruptcy, all Predecessor Class A common stock and Predecessor Class B common stock was cancelled with the Plan. As part of its emergence from bankruptcy, the Company authorized 100,000,000 shares of New Common Stock, 544,041 Series A Warrants and 672,175 Series B Warrants (see Note 1). The changes in shares outstanding and treasury shares for the eleven months ended December 31, 2011 were as follows:

New common stock shares outstanding:
Issued February 1, 2011	14,918,217
Stock-based compensation	72,936
Claims	5,676
Shares issued for warrants exercised	79,862

Balance at December 31, 2011	15,076,691

New common stock held as treasury shares:
Shares acquired February 1, 2011	56,230
Stock-based compensation	38,283

Balance at December 31, 2011	94,513

Warrants—As of December 31, 2011, the Company had outstanding Series A Warrants to purchase 461,616 ordinary shares at an exercise price of $62.13 per ordinary share issued and outstanding and Series B Warrants to purchase 593,365 ordinary shares at an exercise price of $68.56 per ordinary share issued and outstanding. The warrants have anti-dilution protection for in-kind stock dividends, stock splits, stock combinations and similar transactions and may be exercised at any time during the period from February 14, 2011 to the close of business on February 14, 2018.